                                   SUPPLEMENT
                            DATED SEPTEMBER 1, 2005
                          TO THE HARTFORD MUTUAL FUNDS
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)

The Prospectus is revised as follows:

1. CHANGES IN INVESTMENT POLICY TO THE HARTFORD INTERNATIONAL SMALL COMPANY FUND AND THE HARTFORD SELECT MIDCAP VALUE FUND

A. THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

     As of December 1, 2005, under the heading "The Hartford International Small Company Fund -- Principal Investment Strategy" on page 70 of the Prospectus, the first sentence of the first paragraph shall be deleted and replaced with the following:

          Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/ Citigroup Extended Market Euro-Pacific Index.

B.  THE HARTFORD SELECT MIDCAP VALUE FUND

     As of December 1, 2005, under the heading "The Hartford Select MidCap Value Fund -- Principal Investment Strategy" on page 84 of the Prospectus, the third sentence of the first paragraph shall be deleted and replaced with the following:

          The fund defines mid-capitalization companies as companies with a market capitalization no lower than the lowest market capitalization of companies in the Russell Midcap Index and no higher than three times the weighted average market capitalization of companies in the Russell Midcap Index.

--------------------------------------------------------------------------------

2.  CLASS Y SHARES

     In the "Introduction" on page 2 of the Prospectus, the third sentence of the first paragraph is deleted and replaced with the following:

          "Each of the funds, except for the funds of funds (as defined below), also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class."

--------------------------------------------------------------------------------

3.  FEE WAIVERS AND EXPENSE CAPS

     At the most recent Board of Directors meeting held on August 2-3, 2005, Hartford Investment Financial Services, LLC, the funds' investment manager, voluntarily agreed to waive a portion of its management fees with respect to certain funds as well as to reduce the management fee for The Hartford Advisers Fund. Accordingly, the following changes for the noted funds are being made to the Prospectus:

     A.  THE HARTFORD ADVISERS FUND

          Effective November 1, 2005, under the heading "The Hartford Advisers Fund, Your Expenses", on page 6 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A      CLASS B   CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
     percentage of offering price                              5.50%        None      None
  Maximum deferred sales charge (load) (as a percentage of
     purchase price or redemption proceeds, whichever is
     less)                                                     None(1)      5.00%     1.00%
  Exchange fees                                                None         None      None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                           0.61%        0.61%     0.61%
  Distribution and service (12b-1) fees                        0.25%(3)     1.00%     1.00%
  Other expenses                                               0.28%        0.31%     0.22%
  Total annual operating expenses(2)                           1.14%(3,4)   1.92%     1.83%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. In addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56% and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund is 1.09%, 1.87% and 1.78%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) HIFSCO has agreed through October 31, 2006 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.18%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A   CLASS B   CLASS C
Year 1                                                        $  660    $  695    $  286
Year 3                                                        $  892    $  903    $  576
Year 5                                                        $1,143    $1,237    $  990
Year 10                                                       $1,860    $2,243    $2,148

     You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A   CLASS B   CLASS C
Year 1                                                        $  660    $  195    $  186
Year 3                                                        $  892    $  603    $  576
Year 5                                                        $1,143    $1,037    $  990
Year 10                                                       $1,860    $2,243    $2,148

     B. THE HARTFORD EQUITY INCOME FUND

     As of August 29, 2005, under the heading "The Hartford Equity Income Fund, Your Expenses", on page 20 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) Currently, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund, is 0.55%, 1.40% and 1.22%, respectively. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%, and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund is 1.05%, 1.90% and 1.72%, respectively.

     As of November 1, 2005, under the heading "The Hartford Equity Income Fund, Your Expenses", on page 20 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.05%.

     C. THE HARTFORD FOCUS FUND

     As of November 1, 2005, under the heading "The Hartford Focus Fund, Your Expenses", on page 26 of the Prospectus, footnote 3 to the Shareholders Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively.

     As of November 1, 2005, under the heading "The Hartford Focus Fund, Your Expenses,"on page 26 of the Prospectus, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90% and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund is 1.47%, 2.26% and 2.18%, respectively.

     D. THE HARTFORD GLOBAL COMMUNICATIONS FUND

     As of September 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 30 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively.

     As of September 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 30, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

     As of November 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 30, footnote 5 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Other expenses" and "Total annual operating expenses" in the table.

        (5) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

     E. THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

     As of September 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses", on page 34 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively.

     As of September 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses", on page 34, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

     As of November 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses," on page 34, footnote 5 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Other expenses" and "Total annual operating expenses" in the table.

        (5) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. Class A shares are currently not impacted by the waiver.

     F. THE HARTFORD HIGH YIELD FUND

     As of November 1, 2005, under the heading "The Hartford High Yield Fund, Your Expenses", on page 55 of the Prospectus, footnote 3 to the expense table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.95% and 1.95%, respectively.

     As of November 1, 2005, under the heading "The Hartford High Yield Fund, Your Expenses", on page 55 of the Prospectus, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60% and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund, is 1.15%, 1.92% and 1.83%, respectively.

     G. THE HARTFORD STOCK FUND

     As of November 1, 2005, under the heading "The Hartford Stock Fund, Your Expenses", on page 97 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.28%.

     As of November 1, 2005, under the heading "The Hartford Stock Fund, Your Expenses", on page 97 of the Prospectus, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66% and the total annual operating expenses you would pay if you buy and hold Class A, Class B and Class C shares of the fund is 1.32%, 2.13% and 1.98%, respectively.

     As of November 1, under the heading "The Hartford Stock Fund, Your Expenses", on page 97, footnote 5 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Other expenses" and "Total annual operating expenses" in the table.

        (5) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.41% and 2.12%, respectively, for Class B shares of the fund. Class A and Class C shares are currently not impacted by the waiver.

--------------------------------------------------------------------------------

4.  TRANSFER AGENT FEE WAIVERS

     Effective November 1, 2005, Hartford Administrative Services Company (the funds' transfer agent) has agreed to waive a portion of the transfer agency fees of the funds under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. Not all classes may currently be impacted by the waiver. "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the funds pay. That undertaking may be amended or withdrawn at any time.

     The "Other Expenses" in the fee table disclosed in the prospectus for each of the Funds are based on, among other things, the fees a fund would have paid if the Transfer Agent did not waive a portion of its fee under the undertaking described above. In the case of the classes impacted by the waiver described above, after the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets for Class A, Class B and Class C shares of the following funds were:

                                                                            "TOTAL ANNUAL OPERATING
                                                 "OTHER EXPENSES"                  EXPENSES"
FUND                                        CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
Aggressive Growth Allocation                   --      0.41%       --        --      2.57%       --
Disciplined Equity                             --      0.42%       --        --      2.22%       --
Global Health                                0.43%     0.43%       --      1.68%     2.43%       --
Global Leaders                               0.46%     0.45%       --      1.53%     2.27%       --
Global Technology                            0.47%     0.46%     0.47%     1.72%     2.46%     2.47%
Growth                                       0.43%     0.43%       --      1.45%     2.20%       --
Growth Opportunities                         0.42%     0.42%       --      1.44%     2.19%       --
International Capital Appreciation             --      0.65%       --        --      2.65%       --
International Opportunities                  0.53%     0.53%     0.53%     1.63%     2.38%     2.38%
International Small Company                    --      0.73%       --        --      2.73%       --
MidCap Value                                   --      0.43%       --        --      2.28%       --
Small Company                                0.43%     0.43%     0.44%     1.53%     2.28%     2.29%
SmallCap Growth                              0.45%     0.45%     0.45%     1.60%     2.35%     2.35%
Value                                          --      0.44%       --        --      2.24%       --
Value Opportunities                            --      0.54%       --        --      2.54%       --

     This table only reflects transfer agent fee waivers as described above and does not reflect any other waivers or limitations on total operating expenses that may apply to each Fund and/or class, as described in the Prospectus or in this Supplement. In addition, not all classes are currently impacted by the waivers described above; therefore, only expenses of those Funds and classes currently affected by the transfer agent fee waivers are identified in the table.

--------------------------------------------------------------------------------

5. MANAGEMENT FEE WAIVERS AND ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT COMPANY AND FOR THE HARTFORD ASSET ALLOCATION FUNDS

     i) As of November 1, 2005, breakpoints have been added to the management fee schedules for TAX-FREE NATIONAL FUND, U.S. GOVERNMENT SECURITIES FUND, HIGH YIELD FUND, TAX-FREE MINNESOTA FUND, FLOATING RATE FUND, TOTAL RETURN BOND FUND, INCOME FUND, INFLATION PLUS FUND, SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND, TAX-FREE NEW YORK FUND, MONEY MARKET FUND, AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND. Accordingly, effective November 1, 2005, the fee schedules for each of the funds listed on pages 148 and 149 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250 Million                                               1.00%
Next $250 Million                                                0.95%
Next $500 Million                                                0.90%
Amount over $1 Billion                                           0.85%

FOCUS FUND(1), GLOBAL COMMUNICATIONS FUND(2), GLOBAL FINANCIAL SERVICES FUND(3), GLOBAL HEALTH FUND, GLOBAL TECHNOLOGY FUND AND SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               1.00%
Next $500 Million                                                0.95%
Amount over $1 Billion                                           0.90%

(1) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90%.

(2) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

(3) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               1.00%
Next $500 Million                                                0.90%
Amount over $1 Billion                                           0.85%

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $100 Million                                               1.00%
Next $150 Million                                                0.80%
Amount over $250 Million                                         0.70%

SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.90%
Next $500 Million                                                0.85%
Amount over $1 Billion                                           0.80%

GLOBAL LEADERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.85%
Next $500 Million                                                0.75%
Amount over $1 Billion                                           0.70%

TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50 Million                                                0.80%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Amount over $10 Billion                                          0.67%

CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, EQUITY INCOME FUND(4), STOCK FUND(5) AND VALUE FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.80%
Next $500 Million                                                0.70%
Amount over $1 Billion                                           0.65%

(4) Currently, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%.

(5) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66%.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Amount over $1 Billion                                           0.60%

HIGH YIELD FUND(6)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Next $4 Billion                                                  0.60%
Next $5 Billion                                                  0.58%
Amount over $10 Billion                                          0.57%

(6) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60%.

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50 Million                                                0.72%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Amount over $10 Billion                                          0.67%

ADVISERS FUND(7)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                              0.690%
Next $500 Million                                               0.625%
Amount over $1 Billion                                          0.575%

(7) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. In addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56%.

FLOATING RATE FUND(8)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                              0.65%
Next $4.5 Billion                                               0.60%
Next $5 Billion                                                 0.58%
Amount over $10 Billion                                         0.57%

(8) HIFSCO has voluntarily agreed to waive its management fees until April 29, 2006. While such waiver is in effect, the management fee is 0.00%.

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.65%
Next $500 Million                                                0.55%
Next $4 Billion                                                  0.50%
Next $5 Billion                                                  0.48%
Amount over $10 Billion                                          0.47%

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.60%
Next $4.5 Billion                                                0.55%
Next $5 Billion                                                  0.53%
Amount over $10 Billion                                          0.52%

SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.55%
Next $4.5 Billion                                                0.50%
Next $5 Billion                                                  0.48%
Amount over $10 Billion                                          0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.50%
Next $500 Million                                                0.45%
Next $4 Billion                                                  0.40%
Next $5 Billion                                                  0.38%
Amount over $10 Billion                                          0.37%

AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.20%
Amount over $500 Million                                         0.15%

     ii) As of November 1, 2005, under the heading "Management Fees", on page 149 of the Prospectus, the line item for "The Hartford Advisers Fund" in the chart showing investment management fees paid is replaced with the following:

The Hartford Advisers Fund                                                0.64%*

* Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%.

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                            DATED SEPTEMBER 1, 2005
            TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
                     THE HARTFORD MUTUAL FUNDS (THE "SAI")
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)

--------------------------------------------------------------------------------

     The SAI is revised as follows:

1. MANAGEMENT FEE WAIVERS AND ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT COMPANY AND FOR THE HARTFORD ASSET ALLOCATION FUNDS

     a. At the most recent Board of Directors meeting held on August 2-3, 2005, Hartford Investment Financial Services, LLC ("HIFSCO") voluntarily agreed to waive a portion of its management fees with respect to certain funds as well as to reduce the management fee for The Hartford Advisers Fund. As of November 1, 2005, breakpoints have been added to the management fee schedules for INCOME FUND, INFLATION PLUS FUND, SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND, TAX-FREE NEW YORK FUND, MONEY MARKET FUND, TOTAL RETURN BOND FUND, FLOATING RATE FUND, TAX-FREE MINNESOTA FUND, HIGH YIELD FUND, TAX-FREE NATIONAL FUND, U.S. GOVERNMENT SECURITIES FUND, AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND. Accordingly, effective November 1, 2005, the fees schedules for each of the funds listed on pages 82 through 84 of the SAI, under the sub-section heading "Investment Management Fees", are deleted and replaced with the following:

Income Fund and Inflation Plus Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                              0.60%
Next $4.5 Billion                                               0.55%
Next $5 Billion                                                 0.53%
Over $10 Billion                                                0.52%

Short Duration Fund, Tax-Free California Fund and Tax-Free New York Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.55%
Next $4.5 Billion                                                0.50%
Next $5 Billion                                                  0.48%
Over $10 Billion                                                 0.47%

Money Market Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.50%
Next $500 Million                                                0.45%
Next $4 Billion                                                  0.40%
Next $5 Billion                                                  0.38%
Over $10 Billion                                                 0.37%

Total Return Bond Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                              0.65%
Next $500 Million                                               0.55%
Next $4 Billion                                                 0.50%
Next $5 Billion                                                 0.48%
Over $10 Billion                                                0.47%

Floating Rate Fund(1)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.65%
Next $4.5 Billion                                                0.60%
Next $5 Billion                                                  0.58%
Over $10 Billion                                                 0.57%

(1) HIFSCO has voluntarily agreed to waive management fees for Floating Rate Fund until April 29, 2006.

Tax-Free Minnesota Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $50 Million                                                0.72%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Over $10 Billion                                                 0.67%

Advisers Fund(2)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                              0.690%
Next $500 Million                                               0.625%
Over $1 Billion                                                 0.575%

(2) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. in addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56%.

Dividend and Growth Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Over $1 Billion                                                  0.60%

High Yield Fund(3)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Next $4 Billion                                                  0.60%
Next $5 Billion                                                  0.58%
Over $10 Billion                                                 0.57%

(3) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60%.

Tax-Free National Fund and U.S. Government Securities Fund

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
First $50 Million                                                 0.80%
Next $4.95 Billion                                                0.70%
Next $5 Billion                                                   0.68%
Over $10 Billion                                                  0.67%

Capital Appreciation Fund, Disciplined Equity Fund, Equity Income Fund(4), Stock Fund(5) and Value Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.80%
Next $500 Million                                                0.70%
Over $1 Billion                                                  0.65%

(4) HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%.

(5) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66%.

Global Leaders Fund, MidCap Fund, MidCap Value Fund, International Opportunities Fund and Small Company Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.85%
Next $500 Million                                                0.75%
Over $1 Billion                                                  0.70%

Focus Fund(6), Global Communications Fund(7), Global Financial Services Fund(8), Global Health Fund, Global Technology Fund and Select MidCap Value Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               1.00%
Next $500 Million                                                0.95%
Over $1 Billion                                                  0.90%

(6) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90%.

(7) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

(8) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

International Capital Appreciation Fund and International Small Company Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               1.00%
Next $500 Million                                                0.90%
Over $1 Billion                                                  0.85%

Capital Appreciation II Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $250 Million                                               1.00%
Next $250 Million                                                0.95%
Next $500 Million                                                0.90%
Over $1 Billion                                                  0.85%

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $100 Million                                               1.00%
Next $150 Million                                                0.80%
Over $250 Million                                                0.70%

Select MidCap Growth Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.90%
Next $500 Million                                                0.85%
Over $1 Billion                                                  0.80%

Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
First $500 Million                                               0.20%
Over $500 Million                                                0.15%

     b. The introductory paragraph to the table under the sub-heading "Advisory Fee Payment History" that begins at the bottom of page 89 in the SAI is deleted and replaced with the following:

          HIFSCO has voluntarily agreed to limit the expenses of certain classes of the following Funds by reimbursing each of the Funds when total fund operating expenses of the class exceed the following percentages. This policy may be discontinued at any time, subject to the following exceptions. HIFSCO has agreed through October 31, 2006 to limit the total operating expenses of the Class A shares of Advisers Fund, Equity Income Fund and Stock Fund. In addition, HIFSCO has agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of Focus Fund and High Yield Fund.

     c. In the table under the sub-heading "Advisory Fee Payment History" on pages 89 through 90 in the SAI, the footnotes to the table are deleted and replaced with the following footnotes, which correspond to the line items shown:

   Advisers Fund(1)
   Equity Income Fund(2)
   Floating Rate Fund(3)
   Focus Fund(4)
   Global Communications Fund(5)
   Global Financial Services Fund(6)
   High Yield Fund(7)
   Stock Fund(8)

(1) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. In addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56%.

(2) HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%.

(3) HIFSCO has voluntarily agreed to waive management fees for Floating Rate Fund until April 29, 2006.

(4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90%.

(5) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

(6) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

(7) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60%.

(8) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66%.

--------------------------------------------------------------------------------

2.  FUND ACCOUNTING FEE REDUCTION

     Effective January 1, 2006, Hartford Life has agreed to reduce its fee for fund accounting services paid by the Funds to 0.015% and to implement a fund accounting services fee for the funds of funds. Accordingly, under the sub-heading "Approval of Investment Management Agreements", the last paragraph beginning on page 99 of the SAI and the first full paragraph on page 100 of the SAI, are deleted and replaced with the following:

          With respect to the Hartford Funds, Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds, Inc., on behalf of those Hartford Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, each Hartford Fund, (except for the funds of funds) pays Hartford Life a fee calculated at the annual rate of 0.015% of its aggregate net assets. For the period July 24, 2001 until December 31, 2005, this fee was calculated at the annual rate of 0.02% of the aggregate net assets of each of those Hartford Funds. With respect to the funds of funds, Hartford Life receives a fee from each fund of funds calculated at the annual rate of 0.01% of its aggregate net assets.

          With respect to the New Hartford Funds, Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds II, Inc., on behalf of the new Hartford Funds, Hartford Life and HIFSCO. In consideration of services rendered and expenses assumed pursuant to this agreement, each New Hartford Fund, except for the classes listed below, pays Hartford Life a fee calculated at the annual rate of 0.015% of its aggregate net assets. Prior to December 31, 2005, this fee was calculated at the annual rate of 0.02% of the aggregate net assets of each of those New Hartford Funds. For the Class E, Class H, Class L, Class M, Class N and Class Z shares of each of the New Hartford Funds, HIFSCO pays the fund accounting services fees.

--------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                               FUTURE REFERENCE.